Income Taxes (Q3) (Tables)	9 Months Ended
Sep. 30, 2017
Income Taxes [Abstract]
Benefit for Income Taxes and Effective Income Tax Rate
The following table summarizes the Company’s provision (benefit) for income taxes and effective income tax rate for the three and nine month periods ended September 30, 2017 and 2016:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Income (loss) before income taxes	$32.4	$(22.1)	$(166.3)	$(60.3)
Provision (benefit) for income taxes	$4.4	$(9.1)	$(41.2)	$(33.3)
Effective income tax rate	13.6%	41.3%	24.8%	55.2%